Fees Summary	Oct. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,302,000
Previously Paid Amount	0.00
Total Fee Amount	113.27
Total Offset Amount	0.00
Net Fee	113.27
Narrative - Max Aggregate Offering Price	$ 1,302,000
Final Prospectus	true